Business Segments (Tables)	12 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
The tables below provide segment information for the periods presented and a reconciliation to total consolidated information:

	Year Ended September 30,
	2018	2017	2016
Total sales
Integrated Solutions and Services	$844,851	$753,858	$711,134
Applied Product Technologies	579,291	567,820	492,595
Total sales	1,424,142	1,321,678	1,203,729
Intersegment sales
Integrated Solutions and Services	9,217	8,524	7,237
Applied Product Technologies	75,384	65,730	59,296
Total intersegment sales	84,601	74,254	66,533
Sales to external customers
Integrated Solutions and Services	835,634	745,334	703,897
Applied Product Technologies	503,907	502,090	433,299
Total sales	1,339,541	1,247,424	1,137,196
Earnings before interest, taxes, depreciation and amortization (EBITDA)
Integrated Solutions and Services	186,824	168,182	146,345
Applied Product Technologies	88,682	100,634	75,019
Corporate	(122,800)	(121,726)	(114,920)
Total EBITDA	152,706	147,090	106,444
Depreciation and amortization
Integrated Solutions and Services	48,781	43,583	42,331
Applied Product Technologies	16,734	16,007	11,174
Corporate	20,345	18,296	15,784
Total depreciation and amortization	85,860	77,886	69,289
Income (loss) from operations
Integrated Solutions and Services	138,043	124,599	104,014
Applied Product Technologies	71,948	84,627	63,845
Corporate	(143,145)	(140,022)	(130,704)
Total income from operations	66,846	69,204	37,155
Interest expense	(57,580)	(55,377)	(42,518)
Income (loss) before income taxes	9,266	13,827	(5,363)
Income tax (expense) benefit	(1,382)	(7,417)	18,394
Net income	$7,884	$6,410	$13,031
Capital expenditures
Integrated Solutions and Services	58,464	$45,611	$37,225
Applied Product Technologies	11,501	5,282	6,747
Corporate	10,748	6,882	3,756
Total Capital expenditures	$80,713	$57,775	$47,728

	September 30, 2018	September 30, 2017
Assets
Integrated Solutions and Services	$711,622	$518,169
Applied Product Technologies	677,993	673,022
Corporate	274,002	282,118
Total assets	1,663,617	1,473,309
Goodwill
Integrated Solutions and Services	224,370	138,181
Applied Product Technologies	186,976	183,732
Total goodwill	$411,346	$321,913